Leases, Codification Topic 842 (Policies)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lessee, Leases	A lease is defined as a contract, or part of a contract, that conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. For contracts where First Financial is a lessee, the recipient of the right to control, substantially all of those agreements are for real estate property for branches, ATM locations and office space.